UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05387

Franklin Mutual Series Funds

(Exact name of registrant as specified in charter)

101 John F. Kennedy Parkway, Short Hills, NJ  07078-2789

(Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA  94403-1906

(Name and address of agent for service)

Registrant's telephone number, including area code: (973) 912-2100

Date of fiscal year end:  12/31_

Date of reporting period:  9/30/13

Item 1. Schedule of Investments.

Quarterly Statement of Investments | See Notes to Statements of Investments.

Mutual Beacon Fund

Statement of Investments, September 30, 2013 (unaudited) (continued)

† Rounds to less than 0.1% of net assets.
* The principal/notional amount is stated in U.S. dollars unless otherwise indicated.
a Non-income producing.
b See Note 5 regarding restricted securities.
c At September 30, 2013, pursuant to the Fund's policies and the requirements of applicable securities law, the Fund may be restricted from trading these securities for a limited or extended period of time due to ownership limits and/or potential possession of material non-public information.
d Contingent distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company. Shares represent total underlying principal of debt securities.
e Security has been deemed illiquid because it may not be able to be sold within seven days. At September 30, 2013, the aggregate value of these securities was $46,172,128, representing 1.11% of net assets.
f See Note 6 regarding holdings of 5% voting securities.
g The coupon rate shown represents the rate at period end.
h A portion or all of the security purchased on a delayed delivery basis.
i Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At
September 30, 2013, the aggregate value of these securities was $80,968,012, representing 1.95% of net assets.
j Defaulted security or security for which income has been deemed uncollectible.
k Bankruptcy claims represent the right to receive distributions, if any, during the liquidation of the underlying pool of assets. Shares represent amount of allowed unsecured claims.
l The security is traded on a discount basis with no stated coupon rate.
m Security or a portion of the security has been pledged as collateral for open futures and forward contracts. At September 30, 2013, the aggregate value of these securities and/or cash pledged as collateral was $28,937,860, representing 0.70% of net assets.
n At September 30, 2013, all repurchase agreements had been entered into on that date.

Mutual Beacon Fund

Statement of Investments, September 30, 2013 (unaudited) (continued)

Quarterly Statement of Investments | See Notes to Statements of Investments.

Mutual Global Discovery Fund

Statement of Investments, September 30, 2013 (unaudited) (continued)

† Rounds to less than 0.1% of net assets.
* The principal amount is stated in U.S. dollars unless otherwise indicated.
a Non-income producing.
b See Note 5 regarding restricted securities.
c At September 30, 2013, pursuant to the Fund's policies and the requirements of applicable securities law, the Fund may be restricted from trading this security for a limited or extended period of time due to ownership limits and/or potential possession of material non-public information.
d See Note 6 regarding holdings of 5% voting securities.
e Security has been deemed illiquid because it may not be able to be sold within seven days. At September 30, 2013, the aggregate value of these securities was $25,168,123, representing 0.12% of net assets.
f Contingent distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company. Shares represent total underlying principal of debt securities.
g Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At
September 30, 2013, the aggregate value of these securities was $469,244,946, representing 2.14% of net assets.
h The coupon rate shown represents the rate at period end.
i A portion or all of the security purchased on a delayed delivery basis.
j Defaulted security or security for which income has been deemed uncollectible.
k Bankruptcy claims represent the right to receive distributions, if any, during the liquidation of the underlying pool of assets. Shares represent amount of allowed unsecured claims.
l The security is traded on a discount basis with no stated coupon rate.
m Security or a portion of the security has been pledged as collateral for open futures and forward contracts. At September 30, 2013, the aggregate value of these securities and/or cash pledged as collateral was $176,132,244, representing 0.80% of net assets.

Mutual Global Discovery Fund

Statement of Investments, September 30, 2013 (unaudited) (continued)

Mutual Global Discovery Fund

Statement of Investments, September 30, 2013 (unaudited) (continued)

Quarterly Statement of Investments | See Notes to Statements of Investments.

Mutual Financial Services Fund

Statement of Investments, September 30, 2013 (unaudited) (continued)

* The principal amount is stated in U.S. dollars unless otherwise indicated.
a Non-income producing.
b Security has been deemed illiquid because it may not be able to be sold within seven days. At September 30, 2013, the value of this security was $19,292, representing less than 0.01% of net assets.
c See Note 6 regarding holdings of 5% voting securities.
d See Note 5 regarding restricted securities.
e Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At
September 30, 2013, the aggregate value of these securities was $7,655,846, representing 1.87% of net assets.
f Perpetual security with no stated maturity date.
g Bankruptcy claims represent the right to receive distributions, if any, during the liquidation of the underlying pool of assets. Shares represent amount of allowed unsecured claims.
h The security is traded on a discount basis with no stated coupon rate.
i Security or a portion of the security has been pledged as collateral for open futures and forward contracts. At September 30, 2013, the aggregate value of these securities and/or cash pledged as collateral was $3,829,866, representing 0.94% of net assets.
j At September 30, 2013, all repurchase agreements had been entered into on that date.

Mutual Financial Services Fund

Statement of Investments, September 30, 2013 (unaudited) (continued)

At September 30, 2013, the Fund had the following futures contracts outstanding. See Note 3.

At September 30, 2013, the Fund had the following forward exchange contracts outstanding. See Note 3.

Mutual Financial Services Fund

Statement of Investments, September 30, 2013 (unaudited) (continued)

Mutual Financial Services Fund

Statement of Investments, September 30, 2013 (unaudited) (continued)

Quarterly Statement of Investments | See Notes to Statements of Investments.

Mutual European Fund

Statement of Investments, September 30, 2013 (unaudited) (continued)

aCNH Industrial NV, special voting (EUR aCNH Industrial NV (EUR Traded) KUKA AG

Marine 3.1%			
AP Moeller-Maersk AS, B	Denmark	8,591	78,770,052
Media 3.4%			
[a]Kabel Deutschland Holding AG	Germany	98,370	11,563,784
Reed Elsevier PLC	United Kingdom	3,966,032	53,464,324
RTL Group SA	Luxembourg	201,715	20,481,347
			85,509,455
Metals & Mining 4.9%			
Anglo American PLC	United Kingdom	1,868,671	45,912,010
[a]ThyssenKrupp AG	Germany	2,165,065	51,781,036
Voestalpine AG	Austria	555,660	26,567,743
			124,260,789
Multi-Utilities 1.3%			
GDF Suez	France	1,364,807	34,284,726
Multiline Retail 1.4%			
Marks & Spencer Group PLC	United Kingdom	4,519,499	36,328,419
Oil, Gas & Consumable Fuels 6.5%			
BG Group PLC	United Kingdom	1,437,070	27,468,130
BP PLC	United Kingdom	3,801,931	26,652,349
[a]Cairn Energy PLC	United Kingdom	10,636,947	45,114,018
Repsol SA	Spain	735,934	18,243,174
Royal Dutch Shell PLC, A	United Kingdom	1,450,702	47,844,217
			165,321,888
Pharmaceuticals 2.1%			
Novartis AG	Switzerland	710,824	54,627,377
Real Estate Management & Development 0.0%[†]			
[b]Canary Wharf Group PLC	United Kingdom	192,100	880,833
Road & Rail 2.7%			
[d,e]Euro Wagon LP	Jersey Islands	16,127,149	16,081,010
FirstGroup PLC	United Kingdom	27,700,572	53,563,397
			69,644,407
Software 0.7%			
SAP AG	Germany	242,918	17,964,962
Specialty Retail 5.1%			
[a]Dufry AG	Switzerland	388,157	58,372,701

Mutual European Fund

Statement of Investments, September 30, 2013 (unaudited) (continued)

Kingfisher PLC	United Kingdom	9,708,475		60,656,212
WH Smith PLC	United Kingdom	854,326		11,423,439
				130,452,352
Tobacco 1.1%				
British American Tobacco PLC	United Kingdom	526,173		27,914,596
Trading Companies & Distributors 1.2%				
Rexel SA	France	1,214,332		30,882,527
Wireless Telecommunication Services 2.0%				
Vodafone Group PLC	United Kingdom	14,882,161		52,031,064
Total Common Stocks and Other Equity Interests (Cost $1,759,181,709)				2,222,004,450
		Principal Amount[e]		
Corporate Notes 0.1%				
[f]Wind Acquisition Finance SA, 144A, 11.75%, 7/15/17,				
senior secured note	Italy	313,000		332,954
third lien	Italy	915,000	EUR	1,319,768
Total Corporate Notes (Cost $1,247,655)				1,652,722
Corporate Notes in Reorganization 0.1%				
[g]Glitnir Banki HF, senior note, 144A,				
6.375%, 9/25/12	Iceland	5,000,000		1,593,750
[h]FRN, 4.763%, 4/20/10	Iceland	5,000,000		1,593,750
Total Corporate Notes in Reorganization (Cost $2,700,000)				3,187,500
Total Investments before Short Term Investments (Cost $1,763,129,364)				2,226,844,672
Short Term Investments 14.8%				
U.S. Government and Agency Securities 10.8%				
[i]U.S. Treasury Bills,				
[j]1/02/14	United States	27,000,000		26,999,568
3/06/14	United States	40,000,000		39,998,040
[j]10/10/13 - 3/27/14	United States	210,000,000		209,993,325
Total U.S. Government and Agency Securities (Cost $276,961,716)				276,990,933
[k]**Repurchase Agreements (Cost $102,200,000) 4.0%**				
Credit Suisse Securities (USA) LLC, 0.04%, 10/01/13 (Maturity Value $102,200,114)				
Collateralized by U.S. Treasury Notes, 2.00%, 7/31/20 (valued at $104,249,017)	United States	102,200,000		102,200,000
Total Investments (Cost $2,142,291,080) 102.0%				2,606,035,605
Other Assets, less Liabilities (2.0)%				(52,028,236)
Net Assets 100.0%				$ 2,554,007,369

† Rounds to less than 0.1% of net assets.
* The principal amount is stated in U.S. dollars unless otherwise indicated.
a Non-income producing.
b Security has been deemed illiquid because it may not be able to be sold within seven days. At September 30, 2013, the aggregate value of these securities was $987,540, representing 0.04% of net assets.
c Contingent distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company. Shares represent total underlying principal of debt securities.
d See Note 5 regarding restricted securities.
e See Note 6 regarding holdings of 5% voting securities.
f Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At
September 30, 2013, the aggregate value of these securities was $4,840,222, representing 0.19% of net assets.
g Defaulted security or security for which income has been deemed uncollectible.
h The coupon rate shown represents the rate at period end.
i The security is traded on a discount basis with no stated coupon rate.
j Security or a portion of the security has been pledged as collateral for open futures and forwards contracts. At September 30, 2013, the aggregate value of these securities and/or cash pledged as collateral was $53,056,809, representing 2.08% of net assets.
k At September 30, 2013, all repurchase agreements had been entered into on that date.

Mutual European Fund

Statement of Investments, September 30, 2013 (unaudited) (continued)

At September 30, 2013, the Fund had the following futures contracts outstanding. See Note 3.

Mutual European Fund

Statement of Investments, September 30, 2013 (unaudited) (continued)

Quarterly Statement of Investments | See Notes to Statements of Investments.

Mutual International Fund

Statement of Investments, September 30, 2013 (unaudited) (continued)

Tesco PLC	United Kingdom	26,224	152,422
			2,140,410
Food Products 0.9%			
Goodman Fielder Ltd.	Australia	805,646	533,627
Health Care Providers & Services 1.0%			
Celesio AG	Germany	25,996	585,164
Hotels, Restaurants & Leisure 5.7%			
Accor SA	France	16,932	704,092
Genting Malaysia Bhd.	Malaysia	463,300	599,658
Kuoni Reisen Holding AG, B	Switzerland	1,170	479,980
Mandarin Oriental International Ltd.	Hong Kong	476,361	771,705
REXLot Holdings Ltd.	Hong Kong	8,803,968	681,075
			3,236,510
Industrial Conglomerates 1.5%			
Jardine Matheson Holdings Ltd.	Hong Kong	5,400	296,460
Jardine Strategic Holdings Ltd.	Hong Kong	9,200	311,420
Shanghai Industrial Holdings Ltd.	China	68,350	226,483
Siemens AG	Germany	283	34,095
			868,458
Insurance 17.8%			
ACE Ltd.	United States	6,567	614,409
Aegon NV	Netherlands	97,367	720,471
Ageas	Belgium	19,404	785,888
Catlin Group Ltd.	United Kingdom	56,166	439,015
China Pacific Insurance (Group) Co. Ltd., H	China	167,645	598,736
Delta Lloyd NV	Netherlands	33,742	717,988
Direct Line Insurance Group PLC	United Kingdom	208,888	719,410
Great Eastern Holdings Ltd.	Singapore	43,853	595,962
Korean Reinsurance Co.	South Korea	64,779	770,426
Lancashire Holdings Ltd.	United Kingdom	56,864	705,574
PICC Property and Casualty Co. Ltd., H	China	289,802	394,576
Resolution Ltd.	United Kingdom	162,304	834,586
RSA Insurance Group PLC	United Kingdom	393,240	769,303
Storebrand ASA	Norway	135,269	748,754
Zurich Insurance Group AG	Switzerland	2,890	744,270
			10,159,368
Internet & Catalog Retail 1.1%			
GS Home Shopping Inc.	South Korea	2,726	630,178
Machinery 1.3%			
CNH Industrial NV, special voting (EUR Traded)	Netherlands	16,517	211,815
CNH Industrial NV (EUR Traded)	Netherlands	7,037	90,243
KUKA AG	Germany	9,988	432,698
			734,756
Marine 1.4%			
AP Moeller-Maersk AS, B	Denmark	88	806,864
Media 4.5%			
Kabel Deutschland Holding AG	Germany	2,270	266,847
Reed Elsevier PLC	United Kingdom	33,489	451,450
Seven West Media Ltd.	Australia	400,878	897,550
Sinomedia Holding Ltd.	China	1,086,346	944,046
			2,559,893
Metals & Mining 3.4%			
Anglo American PLC	United Kingdom	29,531	725,557
ThyssenKrupp AG	Germany	27,329	653,618
Voestalpine AG	Austria	12,054	576,337
			1,955,512
Multi-Utilities 0.7%			
GDF Suez	France	17,089	429,285
Multiline Retail 4.0%			
Hyundai Department Store Co. Ltd.	South Korea	3,522	526,869
Marks & Spencer Group PLC	United Kingdom	61,707	496,010
New World Department Store China	China	1,151,000	603,997

Mutual International Fund

Statement of Investments, September 30, 2013 (unaudited) *(continued)*

Springland International Holdings Ltd.	China	1,216,556	658,789
			2,285,665
Oil, Gas & Consumable Fuels 5.6%			
BG Group PLC	United Kingdom	33,059	631,889
BP PLC	United Kingdom	64,478	452,005
[a]Caim Energy PLC	United Kingdom	161,720	685,896
Petroleo Brasileiro SA, ADR	Brazil	30,743	476,209
Repsol SA	Spain	7,647	189,563
Royal Dutch Shell PLC, A	United Kingdom	22,185	731,662
			3,167,224
Pharmaceuticals 2.2%			
Novartis AG	Switzerland	7,319	562,471
Teva Pharmaceutical Industries Ltd., ADR	Israel	17,640	666,439
			1,228,910
Road & Rail 1.5%			
FirstGroup PLC	United Kingdom	432,277	835,875
Semiconductors & Semiconductor Equipment 0.8%			
Samsung Electronics Co. Ltd.	South Korea	340	431,851
Specialty Retail 5.8%			
Baoxin Auto Group Ltd.	China	799,500	740,130
[a]China ZhengTong Auto Services Holdings Ltd.	China	700,500	433,525
[a]Dufry AG	Switzerland	6,864	1,032,238
Kingfisher PLC	United Kingdom	132,792	829,652
WH Smith PLC	United Kingdom	19,713	263,588
			3,299,133
Tobacco 0.4%			
British American Tobacco PLC	United Kingdom	4,129	219,052
Trading Companies & Distributors 1.2%			
Rexel SA	France	26,179	665,776
Wireless Telecommunication Services 1.0%			
Vodafone Group PLC	United Kingdom	171,961	601,211
Total Common Stocks (Cost $44,570,173)			51,442,169
Preferred Stocks 1.7%			
Automobiles 1.5%			
Hyundai Motor Co., 2nd pfd.	South Korea	7,852	824,414
Semiconductors & Semiconductor Equipment 0.2%			
Samsung Electronics Co. Ltd., pfd.	South Korea	168	136,742
Total Preferred Stocks (Cost $695,667)			961,156
Companies in Liquidation (Cost $—) 0.0%			
[a,g]AET&D Holdings No. 1 Pty. Ltd.	Australia	30,822	—
Total Investments before Short Term Investments (Cost $45,265,840)			52,403,325
Short Term Investments 7.3%			
		Principal Amount*	
U.S. Government and Agency Securities 7.3%			
[e]FHLB, 10/01/13	United States	1,300,000	1,300,000
[e]U.S. Treasury Bills,			
10/03/13	United States	900,000	899,999
[f]12/12/13	United States	1,000,000	999,990
1/02/14	United States	1,000,000	999,984
Total U.S. Government and Agency Securities (Cost $4,199,718)			4,199,973
Total Investments (Cost $49,465,558) 99.3%			56,603,298
Other Assets, less Liabilities 0.7%			384,276
Net Assets 100.0%			$ 56,987,574

Mutual International Fund

Statement of Investments, September 30, 2013 (unaudited) (continued)

* The principal amount is stated in U.S. dollars unless otherwise indicated.
a Non-income producing.
b Security has been deemed illiquid because it may not be able to be sold within seven days. At September 30, 2013, the value of this security was $2,438, representing less than 0.01% of net assets.
c Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. This security has been deemed liquid under guidelines approved by the Trust's Board of Trustees. At
September 30, 2013, the value of this security was $156,702, representing 0.27% of net assets.
d See Note 5 regarding restricted securities.
e The security is traded on a discount basis with no stated coupon rate.
f Security or a portion of the security has been pledged as collateral for open forward contracts. At September 30, 2013, the value of this security and/or cash pledged as collateral was $829,979, representing 1.46% of net assets.

Mutual International Fund

Statement of Investments, September 30, 2013 (unaudited) (continued)

At September 30, 2013, the Fund had the following forward exchange contracts outstanding. See Note 3.

Mutual International Fund

Statement of Investments, September 30, 2013 (unaudited) (continued)

Quarterly Statement of Investments | See Notes to Statements of Investments.

Mutual Quest Fund

Statement of Investments, September 30, 2013 (unaudited) (continued)

† Rounds to less than 0.1% of net assets.
* The principal amount is stated in U.S. dollars unless otherwise indicated.
a Non-income producing.
b See Note 5 regarding restricted securities.
c At September 30, 2013, pursuant to the Fund's policies and the requirements of applicable securities law, the Fund may be restricted from trading this security for a limited or extended period of time due to ownership limits and/or potential possession of material non-public information.
d A portion or all of the security is held in connection with written option contracts open at period end.
e Security or a portion of the security has been pledged as collateral for securities sold short, open futures, forward and written options contracts. At September 30, 2013, the aggregate value of these securities and/or cash pledged as collateral was $120,217,864, representing 2.10% of net assets.
f Contingent distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company. Shares represent total underlying principal of debt securities.
g Security has been deemed illiquid because it may not be able to be sold within seven days. At September 30, 2013, the aggregate value of these securities was $38,049,014, representing 0.67% of net assets.
h See Note 6 regarding holdings of 5% voting securities.
i Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At
September 30, 2013, the aggregate value of these securities was $227,335,131, representing 3.98% of net assets.
j The coupon rate shown represents the rate at period end.
k A portion or all of the security purchased on a delayed delivery basis.
l Defaulted security or security for which income has been deemed uncollectible.
m Bankruptcy claims represent the right to receive distributions, if any, during the liquidation of the underlying pool of assets. Shares represent amount of allowed unsecured claims.
n The security is traded on a discount basis with no stated coupon rate.
o At September 30, 2013, all repurchase agreements had been entered into on that date.

Mutual Quest Fund

Statement of Investments, September 30, 2013 (unaudited) *(continued)*

Futures Contracts

Description	Type	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation	Unrealized Depreciation
Currency Contracts						
EUR/USD	Short	644	$ 108,892,350	12/16/13	$ -	$ (2,037,407)
GBP/USD	Short	886	89,580,138	12/16/13	-	(2,158,750)
Unrealized appreciation (depreciation)					-	(4,196,157)
Net unrealized appreciation (depreciation)						$ (4,196,157)

Forward Exchange Contracts

Currency	Counterparty	Type	Quantity	Contract Amount	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
Euro	BANT	Sell	61,822,183	$ 80,858,441	10/16/13	$ -	$ (2,775,027)
Euro	BANT	Buy	5,961,828	7,991,139	10/16/13	74,063	-
Euro	BBU	Sell	39,701,012	51,986,490	10/16/13	-	(1,721,308)
Euro	FBCO	Sell	3,730,787	4,891,588	10/16/13	-	(155,447)
Euro	DBFX	Sell	34,517,413	45,562,444	10/16/13	-	(1,132,947)
Euro	HSBC	Buy	2,045,908	2,703,463	10/16/13	64,255	-
Euro	SCBT	Sell	4,617,987	6,010,168	10/16/13	-	(237,076)
British Pound	BANT	Sell	44,565,745	67,819,698	10/21/13	-	(4,310,542)
British Pound	FBCO	Sell	13,165,944	20,143,027	10/21/13	-	(1,166,226)
British Pound	HSBC	Sell	945,742	1,412,258	10/21/13	-	(118,438)
British Pound	SCBT	Sell	17,771,603	27,640,174	10/21/13	-	(1,123,398)
Danish Krone	BANT	Sell	4,800,000	853,965	11/14/13	-	(17,047)
Danish Krone	BANT	Buy	2,600,000	461,397	11/14/13	10,401	-
Danish Krone	FBCO	Sell	404,059,000	71,579,502	11/14/13	-	(1,741,362)
Danish Krone	FBCO	Buy	27,002,070	4,754,315	11/14/13	145,502	-
Danish Krone	DBFX	Sell	21,025,359	3,662,263	11/14/13	-	(153,015)
Danish Krone	DBFX	Buy	14,423,231	2,577,243	11/14/13	40,008	-
Euro	BANT	Sell	8,673,401	11,245,540	11/18/13	-	(488,929)
Euro	FBCO	Sell	2,389,992	3,108,681	11/18/13	-	(124,801)
Euro	DBFX	Sell	17,708,240	23,000,232	11/18/13	-	(957,703)
Euro	HSBC	Sell	1,170,452	1,525,718	11/18/13	-	(57,816)
Euro	SCBT	Sell	778,567	1,014,994	11/18/13	-	(38,349)
British Pound	BANT	Sell	32,954,655	50,041,644	11/21/13	-	(3,283,869)
Norwegian Krone	BANT	Buy	14,190,135	2,316,476	11/21/13	36,141	-
Norwegian Krone	BANT	Sell	800,000	134,636	11/21/13	2,002	-
Norwegian Krone	BBU	Buy	4,480,050	757,460	11/21/13	-	(14,701)
British Pound	BONY	Buy	869,774	1,349,751	11/21/13	57,673	-
Norwegian Krone	BONY	Sell	750,478	126,607	11/21/13	2,184	-
British Pound	FBCO	Sell	37,662,462	57,133,955	11/21/13	-	(3,809,487)
British Pound	FBCO	Buy	5,619,340	8,781,495	11/21/13	311,430	-
Norwegian Krone	FBCO	Buy	30,660,925	5,182,528	11/21/13	-	(99,178)
Norwegian Krone	FBCO	Buy	16,505,330	2,700,731	11/21/13	35,728	-

Mutual Quest Fund

Statement of Investments, September 30, 2013 (unaudited) (continued)

Norwegian Krone	FBCO	Sell	196,952,368	33,406,212	11/21/13	753,002	-
British Pound	DBFX	Sell	30,089,975	45,676,582	11/21/13	-	(3,013,454)
British Pound	DBFX	Buy	8,446,641	12,898,494	11/21/13	769,422	-
Norwegian Krone	DBFX	Buy	19,958,535	3,382,344	11/21/13	-	(73,370)
Norwegian Krone	DBFX	Buy	18,768,433	3,028,073	11/21/13	83,591	-
Norwegian Krone	DBFX	Sell	3,685,399	621,693	11/21/13	10,682	-
British Pound	HSBC	Buy	2,947,487	4,541,874	11/21/13	227,596	-
British Pound	SSBT	Buy	1,101,279	1,698,381	11/21/13	83,651	-
Euro	BANT	Sell	11,656,185	15,231,420	1/17/14	-	(541,203)
Euro	BBU	Sell	11,466,129	14,973,159	1/17/14	-	(542,289)
Euro	FBCO	Sell	6,317,192	8,411,498	1/17/14	-	(136,641)
Euro	DBFX	Sell	4,474,779	5,915,676	1/17/14	-	(139,392)
Euro	HSBC	Sell	893,018	1,186,107	1/17/14	-	(22,285)
Euro	SSBT	Sell	100,000	133,864	1/17/14	-	(1,451)
British Pound	BANT	Sell	50,057,941	76,168,777	1/21/14	-	(4,798,861)
British Pound	FBCO	Sell	379,612	596,253	1/21/14	-	(17,761)
British Pound	DBFX	Sell	24,178,155	36,704,857	1/21/14	-	(2,402,786)
Swiss Franc	BANT	Sell	11,233,371	12,241,109	2/12/14	-	(196,090)
Swiss Franc	BONY	Buy	67,336	74,230	2/12/14	321	-
Swiss Franc	FBCO	Sell	350,496	376,357	2/12/14	-	(11,700)
Swiss Franc	FBCO	Buy	82,179	88,374	2/12/14	2,612	-
Swiss Franc	HSBC	Sell	120,605	128,743	2/12/14	-	(4,787)
Swiss Franc	SCBT	Sell	84,746	91,306	2/12/14	-	(2,521)
British Pound	BANT	Sell	47,480,602	73,775,359	2/19/14	-	(3,008,097)
British Pound	BBU	Sell	23,609,852	36,703,876	2/19/14	-	(1,476,896)
Euro	BANT	Sell	7,842,866	10,401,788	2/28/14	-	(212,302)
Euro	BBU	Sell	31,697,145	42,232,483	2/28/14	-	(664,637)
Euro	BONY	Sell	30,610	40,257	2/28/14	-	(1,170)
Euro	FBCO	Sell	138,655	187,652	2/28/14	4	-
Euro	HSBC	Sell	31,280,192	41,695,440	2/28/14	-	(637,400)
Canadian Dollar	SCBT	Sell	28,446,455	27,462,034	3/18/14	-	(34,368)
Unrealized appreciation (depreciation)						2,710,268	(41,466,127)
Net unrealized appreciation (depreciation)							$ (38,755,859)

Mutual Quest Fund

Statement of Investments, September 30, 2013 (unaudited) (continued)

Quarterly Statement of Investments | See Notes to Statements of Investments.

Mutual Shares Fund

Statement of Investments, September 30, 2013 (unaudited) (continued)

Mutual Shares Fund

Statement of Investments, September 30, 2013 (unaudited) (continued)

Franklin Mutual Series Funds

Notes to Statements of Investments (unaudited)

1. ORGANIZATION

Franklin Mutual Series Funds (Trust) is registered under the Investment Company Act of 1940, as amended, (1940 Act) as an open-end investment company, consisting of seven funds (Funds).

2. FINANCIAL INSTRUMENT VALUATION

The Funds' investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. Under procedures approved by the Trust’s Board of Trustees (the Board), the Funds' administrator, investment manager and other affiliates have formed the Valuation and Liquidity Oversight Committee (VLOC). The VLOC provides administration and oversight of the Funds' valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Funds to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Equity securities and derivative financial instruments (derivatives) listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded, or the NYSE, whichever is earlier. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at the close of the NYSE on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.

Debt securities generally trade in the OTC market rather than on a securities exchange. The Funds' pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities denominated in a foreign currency are converted into their U.S. dollar equivalent at the foreign exchange rate in effect at the close of the NYSE on the date that the values of the foreign debt securities are determined. Repurchase agreements are valued at cost, which approximates market value.

Certain derivatives trade in the OTC market. The Funds’ pricing services use various techniques including industry standard option pricing models and proprietary discounted cash flow models to determine the fair value of those instruments. The Funds’ net benefit or obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.

The Funds have procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the VLOC convenes on a regular basis to review such financial instruments and considers a number of factors, including significant unobservable valuation inputs, when arriving at fair value. The VLOC primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The VLOC employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

Trading in securities on foreign securities stock exchanges and OTC markets may be completed before the daily close of business on the NYSE. Occasionally, events occur between the time at which trading in a foreign security is completed and the close of the NYSE that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Funds’ portfolio securities as determined at the foreign market close and the latest indications of value at the close of the NYSE. In order to minimize the potential for these differences, the VLOC monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depositary Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred that may call into question the reliability of the values of the foreign securities held by the Funds. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services.

In addition, certain foreign markets may be open on days that the NYSE is closed, which could result in differences between the value of the Funds’ portfolio securities on the last business day and the last calendar day of the reporting period. Any significant security valuation changes due to an open foreign market are adjusted and reflected by the Funds for financial reporting purposes.

3. DERIVATIVE FINANCIAL INSTRUMENTS

Certain funds invested in derivatives in order to manage risk or gain exposure to various other investments or markets. Derivatives are financial contracts based on an underlying or notional amount, require no initial investment or an initial net investment that is smaller than would normally be required to have a similar response to changes in market factors, and require or permit net settlement. Derivatives contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements.

Derivative counterparty credit risk is managed through a formal evaluation of the creditworthiness of all potential counterparties. The Funds attempt to reduce its exposure to counterparty credit risk on OTC derivatives, whenever possible, by entering into International Swaps and Derivatives Association (ISDA) master agreements with certain counterparties. These agreements contain various provisions, including but not limited to collateral requirements, events of default, or early termination. Termination events applicable to the counterparty include certain deteriorations in the credit quality of the counterparty. Termination events applicable to the Funds include failure of the Funds to maintain certain net asset levels and/or limit the decline in net assets over various periods of time. In the event of default or early termination, the ISDA master agreement gives the non-defaulting party the right to net and close-out all transactions traded, whether or not arising under the ISDA agreement, to one net amount payable by one counterparty to the other. Early termination by the counterparty may result in an immediate payment by the Funds of any net liability owed to that counterparty under the ISDA agreement.

Collateral requirements differ by type of derivative. Collateral or initial margin requirements are set by the broker or exchange clearing house for exchange traded and centrally cleared derivatives. Initial margin deposited is held at the exchange and can be in the form of cash and/or securities. For OTC derivatives traded under an ISDA master agreement, posting of collateral is required by either the Fund or the applicable counterparty if the total net exposure of all OTC derivatives with the applicable counterparty exceeds the minimum transfer amount, which typically ranges from $100,000 to $250,000, and can vary depending on the counterparty and the type of the agreement. Generally, collateral is determined at the close of fund business each day and any additional collateral required due to changes in derivative values may be delivered by the Fund or the counterparty within a few business days. Collateral pledged and/or received by the Fund for OTC derivatives, if any, is held in segregated accounts with the Funds’

custodian/counterparty broker and can be in the form of cash and/or securities. Unrestricted cash may be invested according to the Funds' investment objectives.

At September 30, 2013, the Funds received United Kingdom Treasury Bonds and U.S. Treasury Bills as collateral for derivatives, as follows:

Certain funds entered into exchange traded futures contracts primarily to manage exposure to certain foreign currencies. A futures contract is an agreement between the fund and a counterparty to buy or sell an asset for a specified price on a future date. Required initial margin deposits of cash or securities are pledged by the fund. Subsequent payments, known as variation margin, are made or received by the fund, depending on fluctuations in the value of the asset underlying the futures contract. Such variation margin is accounted for as a payable or receivable and settled daily until the contract is closed, at which time the gains or losses are realized.

Certain funds entered into OTC forward exchange contracts primarily to manage exposure to certain foreign currencies. A forward exchange contract is an agreement between the fund and a counterparty to buy or sell a foreign currency for a specific exchange rate on a future date.

Certain funds purchased or wrote exchange traded and/or OTC option contracts primarily to manage and/or gain exposure to equity price, interest rate and foreign exchange rate risk. An option is a contract entitling the holder to purchase or sell a specific amount of shares or units of an asset or notional amount of a swap (swaption), at a specified price. Options purchased are recorded as an asset while options written are recorded as a liability. Upon exercise of an option, the acquisition cost or sales proceeds of the underlying investment is adjusted by any premium received or paid. Upon expiration of an option, any premium received or paid is recorded as a realized gain or loss. Upon closing an option other than through expiration or exercise, the difference between the premium and the cost to close the position is recorded as a realized gain or loss.

The following funds have invested in derivatives during the period.

Mutual Beacon Fund - Futures, forwards and options
Mutual European Fund - Futures, forwards and options
Mutual Financial Services Fund - Futures and forwards
Mutual Global Discovery Fund - Futures, forwards and options
Mutual International Fund - Forwards
Mutual Quest Fund - Futures, forwards and options
Mutual Shares Fund - Futures, forwards and options

4. INCOME TAXES

At September 30, 2013, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

5. RESTRICTED SECURITIES

At September 30, 2013, the following funds held investments in restricted securities, excluding certain securities exempt from registration under the Securities Act of 1933 deemed to be liquid, as follows:

Mutual International Fund				
30,822	AET&D Holdings No. 1 Pty. Ltd. (Value is 0.00% of Net Assets)	10/13/10	$ -	$ -
Mutual Quest Fund				
4,749,317	AET&D Holdings No. 1 Pty. Ltd.	10/13/10	$ -	$ -
9,272	Broadband Ventures II LLC, secured promissory note, 5.00%, 2/01/12	7/01/10-11/30/12	9,272	-
869,627	* Eastman Kodak Co.	9/03/13	10,383,346	21,740,675
16,133,491	FIM Coinvestor Holdings I, LLC	11/20/06 - 6/02/09	-	-
350,236	Imagine Group Holdings Ltd.	8/31/04	3,586,942	2,932,071
2,363,058	International Automotive Components Group Brazil LLC	4/13/06 - 12/26/08	1,569,319	646,982
18,661,349	International Automotive Components Group North America, LLC	1/02/06 - 3/18/13	15,279,344	9,632,055
97,300	Olympus Re Holdings Ltd.	12/19/01	9,115,166	-
	Total Restricted Securities (Value is 0.61% of Net Assets)		$ 39,943,389	$ 34,951,783

* The Fund also invests in unrestricted securities or other investments in the issuer, valued at $56,262,135 as of September 30, 2013.

Mutual Shares Fund				
14,234,065	AET&D Holdings No. 1 Pty. Ltd.	10/13/10	$ -	$ -
19,594	Broadband Ventures II LLC, secured promissory note, 5.00%, 2/01/12	7/01/10 - 11/30/12	19,594	-
43,105,703	CB FIM Coinvestors LLC	1/15/09 - 6/02/09	-	-
50,163	* Columbia Banking System Inc., wts., C, 10/23/16	10/23/09	-	8,076,243
53,924,666	FIM Coinvestor Holdings I, LLC	11/20/06 - 6/02/09	-	-
453,016	First Southern Bancorp Inc.	1/27/10 - 7/07/10	9,558,638	2,164,375
774	First Southern Bancorp Inc., cvt. pfd., C	1/27/10 - 7/07/10	774,000	1,438,651
7,234,813	International Automotive Components Group Brazil LLC	4/13/06 - 12/26/08	4,804,678	1,980,819
63,079,866	International Automotive Components Group North America, LLC	1/12/06 - 3/18/13	51,662,536	32,558,673
202,380	Olympus Re Holdings Ltd.	12/19/01	18,959,171	-
	Total Restricted Securities (Value is 0.30% of Net Assets)		$ 85,778,617	$ 46,218,761

*The Fund also invests in unrestricted securities or other investments in the issuer, valued at $29,395,421 as of September 30, 2013.

6. HOLDINGS OF 5% VOTING SECURITIES OF PORTFOLIO COMPANIES

The 1940 Act defines "affiliated companies" to include investments in portfolio companies in which a fund owns 5% or more of the outstanding voting securities. Investments in "affiliated companies" for the Funds for the nine months ended September 30, 2013, were as shown below.

Name of Issuer	Number of Shares/Warrants Held at Beginning of Period	Gross Additions	Gross Reductions	Number of Shares/Warrants Held at End of Period	Value at End of Period	Investment Income	Realized Capital Gain (Loss)
Mutual Beacon Fund							
Controlled Affiliates*							
FMG LLC	23,726	-	6,105	17,621	$ 934,094	$ -	$ 31,392
Non-Controlled Affiliates							
CB FIM Coinvestors LLC	15,831,950	-	-	15,831,950	$ -	$ -	$ -
First Southern Bancorp Inc.	1,065,450	-	-	1,065,450	5,090,401	-	-
First Southern Bancorp Inc., cvt. pfd., C	1,821	-	-	1,821	3,384,733	-	-
Polaris Financial Technology Ltd.	6,942,715	165,794	-	7,108,509	14,607,689	588,715	-
Total Non-Controlled Affiliates					$ 23,082,823	$ 588,715	$ -
Total Affiliated Securities (Value is 0.58% of Net Assets)					$ 24,016,917	$ 588,715	$ 31,392
Mutual European Fund							
Controlled Affiliates*							
Euro Wagon LP (Value is 0.63% of Net Assets)	16,127,149	-	-	16,127,149	$ 16,081,010	$ 1,131,806	$ -
Mutual Financial Services Fund							
Non-Controlled Affiliates							
AB&T Financial Corp.	226,100	-	-	226,100	$ 126,616	$ -	$ -
Protector Forsikring ASA	4,479,410	-	-	4,479,410	13,841,072	686,027	-
Total Affiliated Securities (Value is 3.41% of Net Assets)					$ 13,967,688	$ 686,027	$ -
Mutual Global Discovery Fund							
Non-Controlled Affiliates							
Imagine Group Holdings Ltd.	566,317	-	-	566,317	$ 4,741,036	$ -	$ -
International Automotive Components Group North America, LLC	26,272,706	9,218,375	-	35,491,081	18,318,722	-	-
NewPage Holdings Inc.	583,268	-	-	583,268	49,869,414	-	-
Total Affiliated Securities (Value is 0.33% of Net Assets)					$ 72,929,172	$ -	$ -

aIssuer in w hich the Fund ow ns 25% or more of the outstanding voting securities.
bReflects a 1:5 reverse stock split during the current period. Balance as of May 21, 2013, w as 5,731,834.

7. FAIR VALUE MEASUREMENTS

The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Funds’ own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds’ financial instruments and are summarized in the following fair value hierarchy:

  Level 1 – quoted prices in active markets for identical financial instruments
  Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
  Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of financial instruments)

The inputs or methodology used for valuing financial instruments are not an indication of the risk associated with investing in those financial instruments.

For movements between the levels within the fair value hierarchy, the Funds have adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

A summary of inputs used as of September 30, 2013, in valuing the Funds’ assets and liabilities carried at fair value, is as follows:

Mutual European Fund				
Assets:				
Investments in Securities:				
Equity Investments:[a]				
Capital Markets	$ 22,373,759	$ -	$ 106,707	$ 22,480,466
Energy Equipment & Services	-	21,055,741	-	21,055,741
Machinery	23,038,568	10,688,362	-	33,726,930
Real Estate Management & Development	-	-	880,833	880,833
Road & Rail	53,563,397	-	16,081,010	69,644,407
All Other Equity Investments[b]	2,074,216,073	-	- [c]	2,074,216,073
Corporate Notes	-	1,652,722	-	1,652,722
Corporate Notes in Reorganization	-	3,187,500	-	3,187,500
Short Term Investments	276,990,933	102,200,000	-	379,190,933
Total Investments in Securities	$ 2,450,182,730	$ 138,784,325	$ 17,068,550	$ 2,606,035,605
Forward Exchange Contracts	$ -	$ 1,874,818	$ -	$ 1,874,818
Liabilities:				
Futures Contracts	7,756,866	-	-	7,756,866
Forward Exchange Contracts	-	57,117,787	-	57,117,787
Mutual Financial Services Fund				
Assets:				
Investments in Securities:				
Equity Investments:[a]				
Capital Markets	$ 14,624,669	$ -	$ 19,292	$ 14,643,961
Commercial Banks	86,239,776	8,134,856	4,463,669	98,838,301
Diversified Financial Services	40,143,983	-	5,231,176	45,375,159
Insurance	197,408,246	-	574,558 [c]	197,982,804
All Other Equity Investments[b]	18,476,247	-	- [c]	18,476,247
Corporate Notes	-	2,784,489	-	2,784,489
Companies in Liquidation	-	6,441,712	- [c]	6,441,712
Short Term Investments	11,499,633	6,700,000	-	18,199,633
Total Investments in Securities	$ 368,392,554	$ 24,061,057	$ 10,288,695	$ 402,742,306
Forward Exchange Contracts	$ -	$ 746,423	$ -	$ 746,423
Liabilities:				
Futures Contracts	309,241	-	-	309,241
Forward Exchange Contracts	-	4,507,355	-	4,507,355
Mutual Global Discovery Fund				
Assets:				
Investments in Securities:				
Equity Investments:[a]				
Auto Components	$ -	$ -	$ 19,364,442	$ 19,364,442
Capital Markets	246,937,559	-	406,752	247,344,311
Commercial Banks	1,690,018,823	65,420,746	-	1,755,439,569
Diversified Financial Services	1,020,430,517	-	6,544,056	1,026,974,573
Insurance	1,922,677,777	-	4,741,036 [c]	1,927,418,813
Machinery	255,850,402	94,111,296	-	349,961,698
Paper & Forest Products	-	49,869,414	-	49,869,414
Real Estate Management & Development	15,976,002	-	24,761,371	40,737,373
All Other Equity Investments[b]	13,953,996,254	-	- [c]	13,953,996,254
Corporate Bonds, Notes and Senior Floating Rate Interests	-	734,367,282	-	734,367,282
Corporate Notes in Reorganization	-	185,712,139	- [c]	185,712,139
Companies in Liquidation	-	256,420,061	- [c]	256,420,061
Short Term Investments	1,583,455,707	-	-	1,583,455,707
Total Investments in Securities	$ 20,689,343,041	$ 1,385,900,938	$ 55,817,657	$ 22,131,061,636
Forward Exchange Contracts	$ -	$ 2,237,981	$ -	$ 2,237,981
Liabilities:				
Futures Contracts	24,070,456	-	-	24,070,456
Forward Exchange Contracts	-	191,399,413	-	191,399,413
Mutual International Fund				
Assets:				
Investments in Securities:				
Equity Investments:[a]				
Capital Markets	$ 612,628	$ -	$ 2,438	$ 615,066
Machinery	522,941	211,815	-	734,756
All Other Equity Investments[b]	51,053,503	-	- [c]	51,053,503
Short Term Investments	2,899,973	1,300,000	-	4,199,973
Total Investments in Securities	$ 55,089,045	$ 1,511,815	$ 2,438	$ 56,603,298
Forward Exchange Contracts	$ -	$ 51,795	$ -	$ 51,795
Liabilities:				
Forward Exchange Contracts	-	1,241,139	-	1,241,139

alncludes common, convertible preferred and preferred stocks as w ell as other equity investments.
bFor detailed categories, see the accompanying Statements of Investments.
cIncludes securities determined to have no value at September 30, 2013.

A reconciliation of assets in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 investments at the end of the period. The reconciliations of assets for the nine months ended September 30, 2013, are as follows:

aThe investments w ere transferred out of Level 3 as a result of the removal of a signif icant unobservable valuation input and/or the availability of a broker quote. bMay include accretion, amortization, partnership adjustments, and/or other cost basis adjustments. cIncludes common, convertible preferred and preferred stocks as w ell as other equity investments. dIncludes securities determined to have no value.

Significant unobservable valuation inputs developed by the VLOC for material Level 3 investments and impact to fair value as a result of changes in unobservable valuation inputs as of September 30, 2013, are as follows:

a Represents the directional change in the fair value of the Level 3 investments that w ould result from a significant and reasonable increase in the corresponding input. A significant and reasonable decrease in input w ould have the opposite effect. Significant impacts, if any, to fair value and/or net assets have been indicated.
b Includes common, convertible preferred and preferred stocks.
c Represents a significant impact to fair value but not net assets.
d Includes fair value of immaterial investments developed using various valuation techniques and unobservable inputs. May also include investments w ith values derived using prior transaction prices or third party pricing information w ithout adjustment for w hich such inputs are also unobservable.
e Represents a significant impact to fair value and net assets.

Abbreviations List

The Funds have evaluated subsequent events through the issuance of the Statements of Investments and determined that no events have occurred that require disclosure.

For additional information on the Funds’ significant accounting policies, please refer to the Funds' most recent semiannual or annual shareholder report.

Item 2. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures.  The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission.  Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.  The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures.  Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls.  There have been no changes in the Registrant’s internal controls or in other factors that could materially affect the internal controls over financial reporting subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3. Exhibits.

(a) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Robert G. Kubilis, Chief Financial Officer and Chief Accounting Officer.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Franklin Mutual Series Funds

By /s/LAURA F. FERGERSON

Laura F. Fergerson

Chief Executive Officer –

 Finance and Administration

Date  November 26, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/LAURA F. FERGERSON

Laura F. Fergerson

Chief Executive Officer –

 Finance and Administration

Date  November 26, 2013

By /s/ROBERT G. KUBILIS

Robert G. Kubilis

Chief Financial Officer and

 Chief Accounting Officer

Date  November 26, 2013